UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05557
Prospect Street® High Income Portfolio, Inc.
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-665-1287
Date of fiscal year end: October 31
Date of reporting period: July 1, 2007 — June 30, 2008
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008
PROSPECT STREET HIGH INCOME PORTFOLIO
      ICO GLOBAL COMMUNICATIONS (HLDG.) LTD.

Security:	44930K108	Agenda Number:	932895824
Ticker:	ICOG	Meeting Type:	Annual
ISIN:	US44930K1088	Meeting Date:	06-Jun-08

			Proposed		For/Against
Prop. #	Proposal		by	Proposal Vote	Management
01	Election of Directors

	1	CRAIG O. MCCAW	Mgmt	For	For

	2	J. TIMOTHY BRYAN	Mgmt	For	For

	3	DONNA P. ALDERMAN	Mgmt	For	For

	4	SAMUEL L. GINN	Mgmt	For	For

	5	BARRY L. ROWAN	Mgmt	For	For

	6	R. GERARD SALEMME	Mgmt	For	For

	7	H. BRIAN THOMPSON	Mgmt	For	For

	8	DAVID WASSERMAN	Mgmt	For	For

	9	BENJAMIN G. WOLFF	Mgmt	For	For

02	Ratify Appointment of Independent Auditors		Mgmt	For	For

     KNOLOGY, INC.

Security:	499183804	Agenda Number:	932849699
Ticker:	KNOL	Meeting Type:	Annual
ISIN:	US4991838040	Meeting Date:	07-May-08

			Proposed		For/Against
Prop. #	Proposal		by	Proposal Vote	Management
01	Election of Directors

	1	RODGER L. JOHNSON	Mgmt	No vote

	2	CAMPBELL B. LANIER, III	Mgmt	No vote

	3	EUGENE I. DAVIS	Mgmt	No vote

02	Approve Stock Compensation Plan		Mgmt	No vote

03	Ratify Appointment of Independent Auditors		Mgmt	No vote

     TIME WARNER CABLE INC

Security:	88732J108	Agenda Number:	932863699
Ticker:	TWC	Meeting Type:	Annual
ISIN:	US88732J1088	Meeting Date:	29-May-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 DAVID C. CHANG	Mgmt	No vote

	2 JAMES E. COPELAND, JR.	Mgmt	No vote

02	Ratify Appointment of Independent Auditors	Mgmt	No vote

     VIATEL HOLDING (BERMUDA) LIMITED

Security:	G93447103	Agenda Number:	932788942
Ticker:	VTLAF	Meeting Type:	Annual
ISIN:		Meeting Date:	05-Dec-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Receive Consolidated Financial Statements	Mgmt	No vote

02	Ratify Appointment of Independent Auditors	Mgmt	No vote

03	Approve Remuneration of Directors and Auditors	Mgmt	No vote

04	Election of Directors (Majority Voting)	Mgmt	No vote

05	Election of Directors (Majority Voting)	Mgmt	No vote

06	Election of Directors (Majority Voting)	Mgmt	No vote

07	Election of Directors (Majority Voting)	Mgmt	No vote

08	Election of Directors (Majority Voting)	Mgmt	No vote

09	Election of Directors (Majority Voting)	Mgmt	No vote

     VIATEL HOLDING (BERMUDA) LIMITED

Security:	G93447103	Agenda Number:	932809859
Ticker:	VTLAF	Meeting Type:	Special
ISIN:		Meeting Date:	20-Feb-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Miscellaneous Corporate Actions	Mgmt	No vote

02	Approve Charter Amendment	Mgmt	No vote

03	Approve Charter Amendment	Mgmt	No vote

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prospect Street® High Income Portfolio, Inc.

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, President
(Principal Executive Officer)

Date	August 28, 2008

*	Print the name and title of each signing officer under his or her signature.